Operating segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of operating segments [Line Items]
Total segment revenue	₩ 58,568,082	₩ 60,033,062	₩ 59,335,889
Intersegment revenue	0	0	0
Revenue from external customers	58,568,082	60,033,062	59,335,889
Depreciation and amortisation	11,128,740	10,024,794	9,773,711
Interest income	268,118	223,767	206,143
Interest expense	2,046,811	1,868,458	1,789,552
Employee benefit expense	725,120	360,575	391,360
Loss on abandonment of property, plant and equipment	364,233	481,176	424,091
Increase in provisions, net	2,301,215	1,056,994	1,690,120
Operating profit (loss)	(1,707,527)	(685,109)	5,319,869
Finance income	1,009,706	796,870	1,530,618
Finance expense	(2,782,156)	(2,470,743)	(3,127,952)
Profit (loss) related to associates and joint ventures	214,139	358,163	(108,317)
Profit (loss) before income tax	(3,265,838)	(2,000,819)	3,614,218
Segment assets	197,597,792	185,249,061	181,788,915	₩ 190,192,645
Investments in associates and joint ventures	5,914,831	5,878,345	5,330,696
Acquisition of non-current assets	14,229,785	12,377,457	12,679,845
Segment liabilities	128,708,143	114,156,299	108,824,274	₩ 119,099,883
Operating segments
Disclosure of operating segments [Line Items]
Total segment revenue	95,197,218	97,262,180	94,974,836
Intersegment revenue	36,629,136	37,229,118	35,638,947
Revenue from external customers	58,568,082	60,033,062	59,335,889
Depreciation and amortisation	11,250,366	10,081,743	9,833,297
Interest income	301,857	268,043	230,685
Interest expense	2,081,559	1,912,094	1,818,399
Employee benefit expense	737,207	391,055	421,827
Loss on abandonment of property, plant and equipment	364,233	481,176	424,091
Increase in provisions, net	2,553,019	1,049,005	2,076,867
Operating profit (loss)	(1,411,975)	(557,368)	5,152,814
Profit (loss) related to associates and joint ventures	214,138	358,163	(108,317)
Segment assets	235,492,772	223,823,428	220,561,693
Investments in associates and joint ventures	5,914,831	5,878,345	5,330,696
Acquisition of non-current assets	14,311,340	12,440,174	12,656,229
Segment liabilities	130,033,377	115,812,546	110,538,279
Operating segments | Transmission and distribution
Disclosure of operating segments [Line Items]
Total segment revenue	58,328,372	59,676,952	59,486,766
Intersegment revenue	1,336,725	1,393,120	2,044,160
Revenue from external customers	56,991,647	58,283,832	57,442,606
Depreciation and amortisation	3,814,428	3,555,158	3,466,410
Interest income	73,478	77,925	49,987
Interest expense	777,120	708,329	737,971
Employee benefit expense	298,144	144,180	158,738
Loss on abandonment of property, plant and equipment	350,865	424,774	384,595
Increase in provisions, net	987,828	580,931	885,195
Operating profit (loss)	(2,568,529)	(1,814,363)	1,902,634
Profit (loss) related to associates and joint ventures	140,757	287,268	(105,166)
Segment assets	109,809,254	107,486,379	106,540,154
Investments in associates and joint ventures	3,716,931	3,671,897	3,366,309
Acquisition of non-current assets	6,340,593	6,323,504	6,606,512
Segment liabilities	58,350,681	53,404,610	50,757,798
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	8,937,026	8,858,717	9,415,752
Intersegment revenue	8,908,803	8,833,787	9,359,468
Revenue from external customers	28,223	24,930	56,284
Depreciation and amortisation	3,227,695	3,088,019	3,267,510
Interest income	37,277	30,422	21,034
Interest expense	511,864	503,161	487,503
Employee benefit expense	132,283	76,467	80,809
Loss on abandonment of property, plant and equipment	0	38,886	0
Increase in provisions, net	672,134	520,167	801,800
Operating profit (loss)	782,511	357,401	1,347,794
Profit (loss) related to associates and joint ventures	(5,497)	9,946	3,637
Segment assets	59,562,190	55,792,704	55,011,096
Investments in associates and joint ventures	59,081	43,038	11,843
Acquisition of non-current assets	2,574,358	2,187,077	2,083,967
Segment liabilities	33,909,152	30,484,104	29,252,816
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	24,254,957	25,204,085	22,795,816
Intersegment revenue	23,472,153	24,389,816	21,885,251
Revenue from external customers	782,804	814,269	910,565
Depreciation and amortisation	3,955,333	3,269,023	2,954,375
Interest income	35,626	29,313	18,860
Interest expense	655,466	577,441	486,176
Employee benefit expense	163,626	91,140	94,075
Loss on abandonment of property, plant and equipment	13,364	17,516	39,335
Increase in provisions, net	766,407	(227,234)	171,457
Operating profit (loss)	551,287	482,418	1,523,497
Profit (loss) related to associates and joint ventures	77,641	58,993	(6,718)
Segment assets	54,758,933	49,296,392	47,938,084
Investments in associates and joint ventures	2,088,581	2,114,203	1,904,224
Acquisition of non-current assets	4,955,784	3,435,222	3,250,524
Segment liabilities	33,117,193	27,558,156	26,337,295
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [Line Items]
Total segment revenue	2,627,539	2,526,126	2,621,440
Intersegment revenue	2,254,841	2,170,959	2,211,716
Revenue from external customers	372,698	355,167	409,724
Depreciation and amortisation	125,546	114,030	109,001
Interest income	14,214	12,505	10,801
Interest expense	2,861	4,126	2,967
Employee benefit expense	124,745	77,526	87,344
Loss on abandonment of property, plant and equipment	0	0	161
Increase in provisions, net	124,242	174,785	219,382
Operating profit (loss)	312,341	314,755	265,593
Profit (loss) related to associates and joint ventures	1,237	1,956	(70)
Segment assets	3,528,879	3,431,068	3,273,959
Investments in associates and joint ventures	50,238	49,207	48,320
Acquisition of non-current assets	95,810	111,393	145,779
Segment liabilities	1,124,855	1,200,390	1,176,627
Operating segments | Others
Disclosure of operating segments [Line Items]
Total segment revenue	1,049,324	996,300	655,062
Intersegment revenue	656,614	441,436	138,352
Revenue from external customers	392,710	554,864	516,710
Depreciation and amortisation	127,364	55,513	36,001
Interest income	141,262	117,878	130,003
Interest expense	134,248	119,037	103,782
Employee benefit expense	18,409	1,742	861
Loss on abandonment of property, plant and equipment	4	0	0
Increase in provisions, net	2,408	356	(967)
Operating profit (loss)	(489,585)	102,421	113,296
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	7,833,516	7,816,885	7,798,400
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	344,795	382,978	569,447
Segment liabilities	3,531,496	3,165,286	3,013,743
Material reconciling items
Disclosure of operating segments [Line Items]
Total segment revenue	(36,629,136)	(37,229,118)	(35,638,947)
Intersegment revenue	(36,629,136)	(37,229,118)	(35,638,947)
Revenue from external customers	0	0	0
Depreciation and amortisation	(121,626)	(56,949)	(59,586)
Interest income	(33,739)	(44,276)	(24,542)
Interest expense	(34,748)	(43,636)	(28,847)
Employee benefit expense	(12,087)	(30,480)	(30,467)
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	(251,804)	7,989	(386,747)
Operating profit (loss)	(295,552)	(127,741)	167,055
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	(37,894,980)	(38,574,367)	(38,772,778)
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	(81,555)	(62,717)	23,616
Segment liabilities	(1,325,234)	(1,656,247)	₩ (1,714,005)
Elimination of intersegment amounts
Disclosure of operating segments [Line Items]
Segment assets	(39,207,636)	(41,026,970)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(81,555)	(62,717)
Segment liabilities	(6,654,717)	(5,055,737)
Equity method adjustment
Disclosure of operating segments [Line Items]
Segment assets	1,791,844	964,234
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [Line Items]
Segment assets	2,048	2,131
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	5,329,158	(621)
Others
Disclosure of operating segments [Line Items]
Segment assets	(481,236)	1,486,238
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	₩ 325	₩ 3,400,111